Operating Segment Information - Schedule of Segment Profit by Operating Segment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenue	€ 3,540	€ 8,523	€ 3
Cost of Sales	(515)	(53)	(2)
Gross Profit	3,025	8,471	1
Research & Development expenses	(22,908)	(27,675)	(22,766)
General & Administrative expenses	(9,310)	(9,744)	(7,230)
Other operating Income & Charges	2,590	3,340	322
Non-recurring operating (expenses)/income	(26,273)
Operating Loss-EBIT	(52,876)	(25,609)	(29,672)
Net Financial Charges	(3,518)	1,997	306
Share of Loss of investments accounted for using the equity method			252
Loss before taxes	(56,396)	(23,612)	(29,114)
Income Taxes	1	6
Profit (Loss) for the year 2015	(56,395)	(23,606)	(29,114)
Cardiology [member]
Disclosure of operating segments [line items]
Revenue	35	84	3
Cost of Sales		(53)	(1)
Gross Profit	35	31	2
Research & Development expenses	(2,881)	(12,704)	(20,634)
Other operating Income & Charges	1,070	1,540	218
Non-recurring operating (expenses)/income	(1,932)
Operating Loss-EBIT	(3,708)	(11,133)	(20,414)
Loss before taxes	(3,708)	(11,133)	(20,414)
Profit (Loss) for the year 2015	(3,708)	(11,133)	(20,414)
Immuno-oncology [member]
Disclosure of operating segments [line items]
Revenue	3,505	8,440
Cost of Sales	(515)
Gross Profit	2,990	8,440
Research & Development expenses	(20,027)	(14,971)	(2,132)
Other operating Income & Charges	151	1,800	104
Operating Loss-EBIT	(16,886)	(4,731)	(2,028)
Loss before taxes	(16,886)	(4,731)	(2,028)
Profit (Loss) for the year 2015	(16,886)	(4,731)	(2,028)
Corporate [member]
Disclosure of operating segments [line items]
General & Administrative expenses	(9,310)	(9,744)	(7,230)
Other operating Income & Charges	1,370
Non-recurring operating (expenses)/income	(24,341)
Operating Loss-EBIT	(32,281)	(9,744)	(7,230)
Net Financial Charges	(3,518)	1,997	306
Share of Loss of investments accounted for using the equity method			252
Loss before taxes	(35,799)	(7,747)	(6,672)
Income Taxes	1	6
Profit (Loss) for the year 2015	€ (35,798)	€ (7,742)	€ (6,672)